Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,688,795,240.91	42,975		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.922%		October 15, 2025
Class A-2a Notes	$300,000,000.00	4.32%		August 15, 2027
Class A-2b Notes	$245,000,000.00	4.07223%	*	August 15, 2027
Class A-3 Notes	$545,000,000.00	4.07%		July 15, 2029
Class A-4 Notes	$80,000,000.00	4.11%		July 15, 2030
Class B Notes	$47,370,000.00	4.40%		August 15, 2030
Class C Notes	$31,570,000.00	0.00%		March 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,690,176.08

Principal:
Principal Collections	$26,600,753.68
Prepayments in Full	$13,017,883.18
Liquidation Proceeds	$436,765.66
Recoveries	$55,755.78
Sub Total	$40,111,158.30
Collections	$43,801,334.38

Purchase Amounts:
Purchase Amounts Related to Principal	$149,920.30
Purchase Amounts Related to Interest	$599.52
Sub Total	$150,519.82

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$43,951,854.20

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	19
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$43,951,854.20
Servicing Fee	$751,034.11	$751,034.11	$0.00	$0.00	$43,200,820.09
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$43,200,820.09
Interest - Class A-2a Notes	$223,110.23	$223,110.23	$0.00	$0.00	$42,977,709.86
Interest - Class A-2b Notes	$171,756.38	$171,756.38	$0.00	$0.00	$42,805,953.48
Interest - Class A-3 Notes	$1,848,458.33	$1,848,458.33	$0.00	$0.00	$40,957,495.15
Interest - Class A-4 Notes	$274,000.00	$274,000.00	$0.00	$0.00	$40,683,495.15
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,683,495.15
Interest - Class B Notes	$173,690.00	$173,690.00	$0.00	$0.00	$40,509,805.15
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,509,805.15
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$40,509,805.15
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,509,805.15
Regular Principal Payment	$38,404,030.98	$38,404,030.98	$0.00	$0.00	$2,105,774.17
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,105,774.17
Residual Released to Depositor	$0.00	$2,105,774.17	$0.00	$0.00	$0.00
Total		$43,951,854.20

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$38,404,030.98
Total					$38,404,030.98

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$21,139,833.57	$70.47	$223,110.23	$0.74	$21,362,943.80	$71.21
Class A-2b Notes	$17,264,197.41	$70.47	$171,756.38	$0.70	$17,435,953.79	$71.17
Class A-3 Notes	$0.00	$0.00	$1,848,458.33	$3.39	$1,848,458.33	$3.39
Class A-4 Notes	$0.00	$0.00	$274,000.00	$3.43	$274,000.00	$3.43
Class B Notes	$0.00	$0.00	$173,690.00	$3.67	$173,690.00	$3.67
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$38,404,030.98	$24.32	$2,691,014.94	$1.70	$41,095,045.92	$26.02

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$61,975,064.06	0.2065835	$40,835,230.49	0.1361174
Class A-2b Notes	$50,612,968.99	0.2065835	$33,348,771.58	0.1361174
Class A-3 Notes	$545,000,000.00	1.0000000	$545,000,000.00	1.0000000
Class A-4 Notes	$80,000,000.00	1.0000000	$80,000,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$816,528,033.05	0.5171368	$778,124,002.07	0.4928142

Pool Information
Weighted Average APR	4.855%	4.868%
Weighted Average Remaining Term	43.02	42.29
Number of Receivables Outstanding	30,683	29,884
Pool Balance	$901,240,926.52	$860,386,523.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$848,106,990.35	$809,702,959.37
Pool Factor	0.5336591	0.5094676

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.66
Yield Supplement Overcollateralization Amount	$50,683,564.49
Targeted Overcollateralization Amount	$82,262,521.79
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$82,262,521.79

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.66

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		67	$649,079.84
(Recoveries)		45	$55,755.78
Net Loss for Current Collection Period			$593,324.06
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7900%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9602%
Second Prior Collection Period			0.9478%
Prior Collection Period			0.0847%
Current Collection Period			0.8083%
Four Month Average (Current and Prior Three Collection Periods)			0.7002%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,314	$8,163,122.87
(Cumulative Recoveries)			$822,393.81
Cumulative Net Loss for All Collection Periods			$7,340,729.06
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4347%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,212.42
Average Net Loss for Receivables that have experienced a Realized Loss			$5,586.55

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.17%	256	$10,076,857.38
61-90 Days Delinquent	0.14%	30	$1,220,526.42
91-120 Days Delinquent	0.03%	6	$291,677.97
Over 120 Days Delinquent	0.04%	9	$317,883.83
Total Delinquent Receivables	1.38%	301	$11,906,945.60

Repossession Inventory:
Repossessed in the Current Collection Period		19	$663,260.93
Total Repossessed Inventory		35	$1,513,458.46

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1787%
Prior Collection Period			0.1532%
Current Collection Period			0.1506%
Three Month Average			0.1608%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2127%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	19

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	65	$2,617,016.55
2 Months Extended	108	$4,484,355.81
3+ Months Extended	34	$1,270,436.28

Total Receivables Extended	207	$8,371,808.64
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer